Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 13,427	$ 14,933	$ 14,088	$ 13,027	$ 12,607	$ 12,486	$ 12,063	$ 11,179	$ 55,475	$ 48,335	$ 16,964
Gross profit	1,845	1,919	1,737	1,585	1,490	1,422	1,497	1,372	7,086	5,781
Operating income	159	809	769	706	(138)	545	671	541	2,443	1,619	1,425
Net income	(245)	513	548	483	(482)	415	411	402	1,299	746	1,645
Common Unitholders’ interest in net income (loss)	$ (90)	$ 148	$ 295	$ 253	$ (666)	$ 209	$ 165	$ 194	$ 606	$ (98)	$ 1,108
Basic net income (loss) per Common Unit	$ (0.28)	$ 0.44	$ 0.92	$ 0.76	$ (1.90)	$ 0.55	$ 0.53	$ 0.63	$ 1.77	$ (0.18)	$ 4.43
Diluted net income (loss) per Common Unit	$ (0.28)	$ 0.44	$ 0.92	$ 0.76	$ (1.90)	$ 0.55	$ 0.53	$ 0.63	$ 1.77	$ (0.18)	$ 4.42
ETP [Member]
Revenues									$ 51,158	$ 46,339	$ 15,702
Net income									1,553	767	1,647
Regency
Revenues									4,840	2,242	1,309
Net income									$ (142)	$ 64	$ 48